Operating Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 46,466	$ 46,820	$ 53,880
Income from sub-leases	(1,614)	(1,103)	(1,165)
Net operating lease costs	$ 44,852	$ 45,717	$ 52,715